Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Net cash flow from operating activities
Net loss	$ (2,790,246)	$ (4,101,068)	$ (6,488,499)	$ (4,013,127)
Adjustments to reconcile net loss to net cash used by operating activities
Depreciation			475,784	258,162
Amortization			211,829	183,310
Depreciation and amortization	607,465	484,020
Share-based compensation expense	$ 798,227	$ 1,498,905	2,046,074	1,065,288
Stock issued for accrued interest expense			0	24,913
Warrants issued in conjunction with note conversion			0	392,170
Stock and warrants issued for goods and services			0	553,360
Other			6,392	4,043
(Increase) decrease in operating assets and liabilities:
Accounts receivable	$ (519,167)	$ (190,911)	112,878	(689,651)
Due from related party		32,643	34,868	(34,868)
Prepaid expenses	$ (25,383)	(124,213)	(83,324)	(121,890)
Inventories	(219,704)	(310,661)	$ (299,486)	$ (185,238)
Deposits	(5,980)	80,708
Accounts payable and accrued expenses	(385,557)	(311,675)	$ 492,687	$ 989,597
Due to related party	(52,569)	(479,508)	(520,182)	112,239
Other			0	9,000
Net cash used in operating activities	$ (2,592,914)	$ (3,421,760)	(4,010,979)	(1,452,692)
Cash flows from investing activities
Cash paid for acquisitions			0	(539,304)
Purchase of property, plant and equipment	$ (61,054)	$ (55,993)	(2,655,725)	(2,710,739)
Proceeds from sale of fixed assets			$ 1,800	$ 6,278
Construction in process	$ (82,335)	$ (2,465,276)
Net cash used in investing activities	(143,389)	(2,521,269)	$ (2,653,925)	$ (3,243,765)
Cash flows from financing activities
Repayment of capital lease obligations	(241,233)	(173,647)	(299,213)	(239,037)
Stock issuance costs	$ (34,827)	(62,143)	$ (62,144)	$ (367,915)
Proceeds from notes payable		$ 110,159
Repayment of notes payable	$ (5,139)		$ (6,505)	$ (3,619)
Proceeds from sale of common stock	$ 3,581,875		$ 3,134,314	$ 8,546,386
Proceeds from warrant exercise		$ 3,134,314
Net cash provided by financing activities	$ 3,300,676	3,008,683	$ 2,766,452	$ 7,935,815
Increase (decrease) in cash	564,373	(2,934,346)	(3,898,452)	3,239,358
Cash at the beginning of the period	494,847	4,393,299	4,393,299	1,153,941
Cash at end of the period	1,059,220	1,458,953	494,847	4,393,299
Supplemental disclosure of cash flow information
Interest paid during period	$ 123,552	$ 136,791	180,128	122,510
Taxes paid during period			0	0
Supplemental disclosure of non-cash items
Premium on Series AA Preferred conversion to common shares		$ 3,414,785	2,243,410	0
Common stock issued for acquisition		$ 210,893	$ 210,913	1,118,173
Common stock issued for goods and services				553,360
Common stock issued for convertible note, principal and interest				470,000
Note payable issued in payment of accounts payable			$ 115,000	0
Common stock issued for conversion of Series AA Preferred stock			1,171,375	0
Equipment purchased with capital lease	$ 3,000		47,354	1,714,974
Equipment purchased with debt			$ 0	$ 20,000